Derivative financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Disclosure of fair value of derivative instruments	The fair values of derivative financial instruments at 31 December are set out below.
Exchange traded derivatives are valued using closing prices provided by the exchange as at the balance sheet date. These derivatives are categorized within level 1 of the fair value hierarchy. Exchange traded derivatives are typically considered settled through the (normally daily) payment or receipt of variation margin.
Over-the-counter (OTC) financial swaps, forwards and physical commodity sale and purchase contracts are generally valued using readily available information in the public markets and quotations provided by brokers and price index developers. These quotes are corroborated with market data and are categorized within level 2 of the fair value hierarchy.
In certain less liquid markets, or for longer-term contracts, forward prices are not as readily available. In these circumstances, OTC financial swaps and physical commodity sale and purchase contracts are valued using internally developed methodologies that consider historical relationships between various commodities, and that result in management’s best estimate of fair value. These contracts are categorized within level 3 of the fair value hierarchy.
30. Derivative financial instruments – continued
Financial OTC and physical commodity options are valued using industry standard models that consider various assumptions, including quoted forward prices for commodities, time value, volatility factors, and contractual prices for the underlying instruments, as well as other relevant economic factors. The degree to which these inputs are observable in the forward markets determines whether the option is categorized within level 2 or level 3 of the fair value hierarchy.

				$ million
		2024		2023
	Fair value asset	Fair value liability	Fair value asset	Fair value liability
Derivatives held for trading
Currency derivatives	343	(1,738)	478	(1,511)
Oil price derivatives	1,350	(1,071)	1,859	(1,139)
Natural gas price derivatives	11,533	(10,506)	14,750	(6,708)
Power price derivatives	7,905	(6,893)	5,355	(4,187)
Other derivatives	95	(16)	2	—
	21,226	(20,224)	22,444	(13,545)
Cash flow hedges
Currency forwards	—	—	—	(1)
	—	—	—	(1)
Fair value hedges
Currency swaps	—	(2,651)	119	(2,102)
Interest rate swaps	—	(4)	—	(4)
	—	(2,655)	119	(2,106)
	21,226	(22,879)	22,563	(15,652)
Of which – current	5,112	(4,347)	12,583	(5,250)
– non-current	16,114	(18,532)	9,980	(10,402)
The following table shows the fair value of derivative assets and derivative liabilities held for trading, analysed by maturity period and by methodology of fair value estimation. This information is presented on a gross basis, that is, before netting by counterparty.

							$ million
							2024
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Fair value of derivative assets
Level 1	157	35	7	2	—	—	201
Level 2	5,037	1,457	551	330	134	107	7,616
Level 3	1,516	1,175	948	839	858	10,626	15,962
	6,710	2,667	1,506	1,171	992	10,733	23,779
Less: netting by counterparty	(1,597)	(575)	(163)	(44)	(31)	(143)	(2,553)
	5,113	2,092	1,343	1,127	961	10,590	21,226
Fair value of derivative liabilities
Level 1	(124)	(20)	(7)	(2)	—	—	(153)
Level 2	(4,491)	(1,868)	(625)	(189)	(717)	(289)	(8,179)
Level 3	(1,211)	(897)	(803)	(682)	(719)	(10,133)	(14,445)
	(5,826)	(2,785)	(1,435)	(873)	(1,436)	(10,422)	(22,777)
Less: netting by counterparty	1,597	575	163	44	31	143	2,553
	(4,229)	(2,210)	(1,272)	(829)	(1,405)	(10,279)	(20,224)
Net fair value	884	(118)	71	298	(444)	311	1,002

							$ million
							2023
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Fair value of derivative assets
Level 1	98	41	11	1	—	—	151
Level 2	12,802	1,857	557	236	124	130	15,706
Level 3	1,765	1,063	784	699	638	4,263	9,212
	14,665	2,961	1,352	936	762	4,393	25,069
Less: netting by counterparty	(2,103)	(351)	(95)	(33)	(17)	(26)	(2,625)
	12,562	2,610	1,257	903	745	4,367	22,444
Fair value of derivative liabilities
Level 1	(70)	(44)	(11)	(1)	—	—	(126)
Level 2	(6,051)	(1,127)	(844)	(365)	(93)	(500)	(8,980)
Level 3	(1,188)	(706)	(545)	(491)	(452)	(3,682)	(7,064)
	(7,309)	(1,877)	(1,400)	(857)	(545)	(4,182)	(16,170)
Less: netting by counterparty	2,103	351	95	33	17	26	2,625
	(5,206)	(1,526)	(1,305)	(824)	(528)	(4,156)	(13,545)
Net fair value	7,356	1,084	(48)	79	217	211	8,899

Derivative assets held for trading fair value, and maturities	Derivative assets held for trading have the following fair values and maturities.

							$ million
							2024
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Currency derivatives	197	19	10	7	7	103	343
Oil price derivatives	1,004	156	78	53	55	4	1,350
Natural gas price derivatives	2,337	923	628	556	503	6,586	11,533
Power price derivatives	1,571	990	627	426	396	3,895	7,905
Other derivatives	4	4	—	85	—	2	95
	5,113	2,092	1,343	1,127	961	10,590	21,226

							$ million
							2023
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Currency derivatives	95	31	38	33	28	253	478
Oil price derivatives	1,423	206	81	52	41	56	1,859
Natural gas price derivatives	8,705	1,412	625	458	426	3,124	14,750
Power price derivatives	2,339	961	513	360	250	932	5,355
Other derivatives	—	—	—	—	—	2	2
	12,562	2,610	1,257	903	745	4,367	22,444

Derivative liabilities held for trading, fair value and maturities	The table below shows the timing of cash outflows for derivative financial instruments entered into for the purpose of managing interest rate and foreign currency exchange risk, whether or not hedge accounting is applied, based upon contractual payment dates. As part of actively managing the group’s debt portfolio it is possible that cash flows in relation to associated derivatives could be accelerated from the profile provided. The amounts reflect the gross settlement amount where the pay leg of a derivative will be settled separately from the receive leg, as in the case of cross-currency swaps hedging non-US dollar finance debt or hybrid bonds. The swaps are with high investment-grade counterparties and therefore the settlement-day risk exposure is considered to be negligible. Not shown in the table are the gross settlement amounts (inflows) for the receive leg of derivatives that are settled separately from the pay leg, which amount to $24,206 million at 31 December 2024 (2023 $24,120 million) to be received on the same day as the related cash outflows.

		$ million
Cash outflows for derivative financial instruments at 31 December	2024	2023
Within one year	1,718	2,071
1 to 2 years	5,136	1,718
2 to 3 years	3,077	5,136
3 to 4 years	1,743	3,077
4 to 5 years	3,696	1,743
5 to 10 years	8,307	6,708
Over 10 years	2,486	4,092
	26,163	24,545
For further information on our derivative financial instruments, see Note 30.
Derivative liabilities held for trading have the following fair values and maturities.

							$ million
							2024
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Currency derivatives	(111)	(529)	(172)	(4)	(562)	(360)	(1,738)
Oil price derivatives	(975)	(65)	(16)	(6)	(9)	—	(1,071)
Natural gas price derivatives	(2,075)	(836)	(515)	(409)	(363)	(6,308)	(10,506)
Power price derivatives	(1,062)	(779)	(569)	(401)	(471)	(3,611)	(6,893)
Other derivatives	(6)	(1)	—	(9)	—	—	(16)
	(4,229)	(2,210)	(1,272)	(829)	(1,405)	(10,279)	(20,224)

							$ million
							2023
	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	Over 5 years	Total
Currency derivatives	(341)	(3)	(405)	(166)	(7)	(589)	(1,511)
Oil price derivatives	(1,047)	(61)	(14)	(4)	(1)	(12)	(1,139)
Natural gas price derivatives	(2,126)	(796)	(473)	(348)	(293)	(2,672)	(6,708)
Power price derivatives	(1,692)	(666)	(413)	(306)	(227)	(883)	(4,187)
	(5,206)	(1,526)	(1,305)	(824)	(528)	(4,156)	(13,545)

Disclosure of changes in fair value of derivative instruments	30. Derivative financial instruments – continued
Level 3 derivatives
The following table shows the changes during the year in the net fair value of derivatives held for trading purposes within level 3 of the fair value hierarchy.

						$ million
	Oil price	Natural gas price	Power price	Currency	Other	Total
Fair value contracts at 1 January 2024	107	599	(120)	219	2	807
Gains (losses) recognized in the income statement	(26)	(90)	129	(193)	—	(180)
Purchases	—	—	31	—	—	31
Settlements	(38)	(100)	(377)	(14)	—	(529)
Transfers out of level 3	(13)	(15)	31	—	—	3
Net fair value of contracts at 31 December 2024	30	394	(306)	12	2	132
Deferred day-one gains (losses)						1,385
Derivative asset (liability)						1,517

						$ million
	Oil price	Natural gas price	Power price	Currency	Other	Total
Fair value contracts at 1 January 2023	28	905	(524)	61	44	514
Gains (losses) recognized in the income statement	79	19	379	161	29	667
Settlements	13	(320)	86	(3)	(71)	(295)
Transfers out of level 3	(13)	(5)	(61)	—	—	(79)
Net fair value of contracts at 31 December 2023	107	599	(120)	219	2	807
Deferred day-one gains (losses)						1,341
Derivative asset (liability)						2,148

Disclosure of detailed information about hedging instruments and items	The tables below summarize the change in the fair value of hedging instruments and the hedged item used to calculate ineffectiveness in the period.

			$ million
	Change in fair value of hedging instrument used to calculate ineffectiveness	Change in fair value of hedged item used to calculate ineffectiveness	Hedge ineffectiveness recognized in profit or (loss)
At 31 December 2024
Cash flow hedges
Foreign exchange risk
Highly probable forecast capital expenditure	—	—	—
Commodity price risk
Highly probable forecast sales	155	(155)	—

At 31 December 2023
Cash flow hedges
Foreign exchange risk
Highly probable forecast capital expenditure	1	(1)	—
Commodity price risk
Highly probable forecast sales	1,065	(1,065)	—
30. Derivative financial instruments – continued
The tables below summarize the carrying amount and nominal amount of the derivatives designated as hedging instruments in cash flow hedge relationships.

	Carrying amount of hedging instrument		Nominal amounts of hedging instruments
	Assets	Liabilities
At 31 December 2024	$ million	$ million	$ million	mmBtu
Cash flow hedges
Foreign exchange risk
Highly probable forecast capital expenditure	—	—	95
Commodity price risk
Highly probable forecast sales	—	—		(209)

At 31 December 2023
Cash flow hedges
Foreign exchange risk
Highly probable forecast capital expenditure	—	(1)	318
Commodity price risk
Highly probable forecast sales	—	—		(392)
All hedging instruments are presented within derivative financial instruments on the group balance sheet.
All of the nominal amount of hedging instruments at 31 December 2024 and 2023 relating to highly probable forecast capital expenditure matures within
12 months of the relevant balance sheet date. All of the nominal amount of hedging instruments at 31 December 2024 and 31 December 2023 relating to highly probable forecast sales matures within 12 months of the relevant balance sheet date.
The table below summarizes the weighted average exchange rates and the weighted average sales price in relation to the derivatives designated as hedging instruments in cash flow hedge relationships at 31 December.

	Weighted average price/rate
	2024		2023
At 31 December	Forecast capital expenditure	Forecast sales	Forecast capital expenditure	Forecast sales
Sterling/US dollar	1.25		1.27
Euro/US dollar	1.04		1.11
Henry Hub $/mmBtu		3.38		4.02
The tables below summarize the change in the fair value of hedging instruments and the hedged item used to calculate ineffectiveness in the period. The signage convention for changes in fair value presented in this table is consistent with that presented in Note 27.

			$ million
	Change in fair value of hedging instrument used to calculate ineffectiveness	Change in fair value of hedged item used to calculate ineffectiveness	Hedge ineffectiveness recognized in profit or (loss)
At 31 December 2024
Fair value hedges
Interest rate risk on finance debt	—	1	(1)
Interest rate and foreign currency risk on finance debt	927	(772)	(155)

At 31 December 2023
Fair value hedges
Interest rate risk on finance debt	—	—	—
Interest rate and foreign currency risk on finance debt	(1,417)	1,356	61
The tables below summarize the carrying amount of the derivatives designated as hedging instruments in fair value hedge relationships at 31 December.

			$ million
	Carrying amount of hedging instrument		Nominal amounts of hedging instruments
At 31 December 2024	Assets	Liabilities
Fair value hedges
Interest rate risk on finance debt	—	(4)	132
Interest rate and foreign currency risk on finance debt	—	(2,651)	15,887

At 31 December 2023
Fair value hedges
Interest rate risk on finance debt	—	(4)	387
Interest rate and foreign currency risk on finance debt	119	(2,102)	16,862
All hedging instruments are presented within derivative financial instruments on the group balance sheet  and are categorized within level 2 of the fair value hierarchy. Ineffectiveness arising on fair value hedges is included within finance costs in the income statement.
30. Derivative financial instruments – continued
The tables below summarize the profile by tenor of the nominal amount of the derivatives designated as hedging instruments in fair value hedge relationships at 31 December.

								$ million
At 31 December 2024	Less than 1 year	1-2 years	2-3 years	3-4 years	4-5 years	5-10 years	Over 10 years	Total
Fair value hedges
Interest rate risk on finance debt	—	132	—	—	—	—	—	132
Interest rate and foreign currency risk on finance debt	1,614	1,819	1,346	1,627	1,047	6,521	1,913	15,887

At 31 December 2023
Fair value hedges
Interest rate risk on finance debt	239	—	148	—	—	—	—	387
Interest rate and foreign currency risk on finance debt	1,857	1,716	1,933	1,441	1,741	4,164	4,010	16,862
The table below summarizes the weighted average floating interest rate and the weighted average exchange rates in relation to the derivatives designated as hedging instruments in fair value hedge relationships at 31 December.

At 31 December		2024		2023
	Interest rate swaps	Cross-currency interest rate swaps	Interest rate swaps	Cross-currency interest rate swaps
Interest rate	5.45%	6.34%	3.49%	7.35%
Sterling/US dollar		1.28		1.27
Euro/US dollar		1.13		1.13
Canadian dollar/US dollar		0.78		0.78
Australian dollar/ US dollar		0.67		—
Japanese Yen/ US dollar		0.01		—
Swiss Franc/US dollar		1.18		—
The tables below summarize the carrying amount, and the accumulated fair value adjustments included within the carrying amount, of the hedged items designated in fair value hedge relationships at 31 December.

					$ million
	Carrying amount of hedged item		Accumulated fair value adjustment included in the carrying amount of hedged items
At 31 December 2024		Liabilities	Assets	Liabilities	Discontinued hedges
Fair value hedges
Interest rate risk on finance debt		(156)	3	—	(160)
Interest rate and foreign currency risk on finance debt		(16,295)	1,017	—	143

At 31 December 2023
Fair value hedges
Interest rate risk on finance debt		(426)	4	—	(237)
Interest rate and foreign currency risk on finance debt		(16,834)	1,512	—	—
The hedged item for all fair value hedges is presented within finance debt on the group balance sheet.
30. Derivative financial instruments – continued
Movement in reserves related to hedge accounting
The table below provides a reconciliation of the cash flow hedge and costs of hedging reserves on a pre-tax basis by risk category. The signage convention of this table is consistent with that presented in Note 32.

				$ million
	Cash flow hedge reserve
	Highly probable forecast capital expenditure	Highly probable forecast sales	Interest rate and foreign currency risk on finance debt	Total
At 1 January 2024	14	529	(182)	361
Recognized in other comprehensive income
Cash flow hedges marked to market	(1)	155	—	154
Cash flow hedges reclassified to the income statement - hedged item affected profit or loss	—	(686)	—	(686)
Costs of hedging marked to market	—	—	(2)	(2)
Costs of hedging reclassified to the income statement	—	—	(2)	(2)
	(1)	(531)	(4)	(536)
Cash flow hedges transferred to the balance sheet	(10)	—	—	(10)
At 31 December 2024	3	(2)	(186)	(185)

				$ million
	Cash flow hedge reserve
	Highly probable forecast capital expenditure	Highly probable forecast sales	Interest rate and foreign currency risk on finance debt	Total
At 1 January 2023	—	(108)	(104)	(212)
Recognized in other comprehensive income
Cash flow hedges marked to market	15	1,065	—	1,080
Cash flow hedges reclassified to the income statement - hedged item affected profit or loss	—	(428)	—	(428)
Costs of hedging marked to market	—	—	(67)	(67)
Costs of hedging reclassified to the income statement	—	—	(11)	(11)
	15	637	(78)	574
Cash flow hedges transferred to the balance sheet	(1)	—	—	(1)
At 31 December 2023	14	529	(182)	361